Investments (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Investments beginning	$ 659	$ 1,358
Investments	10	22
Results in equity-accounted investments	(52)	(627)
CTA	(174)	318
Dividends	(135)	(139)
Investments ending	550	659
Restructuring, capital decrease and others	(4)	(12)
OCI	246	(261)
Compania Mega S A Mega [Member]
IfrsStatementLineItems [Line Items]
Investments beginning	163	119
Results in equity-accounted investments	37	60
CTA	1	1
Dividends	(52)	(17)
Investments ending	149	163
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Investments beginning	175	873
Investments	6	9
Results in equity-accounted investments	(159)	(752)
CTA	(175)
Dividends	(6)	(5)
Investments ending	83	175
Restructuring, capital decrease and others	(4)	(12)
OCI	246	(261)
Other Associates [Member]
IfrsStatementLineItems [Line Items]
CTA		323
M P Gulf Of Mexico L L C [Member]
IfrsStatementLineItems [Line Items]
Investments beginning	298	340
Results in equity-accounted investments	58	75
CTA	(1)	1
Dividends	(65)	(118)
Investments ending	290	298
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments beginning	20	22
Investments	4	13
Results in equity-accounted investments	12	(10)
CTA	1	(6)
Dividends	(12)	1
Investments ending	25	20
Other investment [member]
IfrsStatementLineItems [Line Items]
Investments beginning	3	4
CTA		(1)
Investments ending	3	3
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Investments beginning	481	481
Investments	4	13
Results in equity-accounted investments	107	125
CTA	1	(4)
Dividends	(129)	(134)
Investments ending	$ 464	$ 481